Comprehensive Income (Tables)	9 Months Ended	12 Months Ended
	Oct. 27, 2012	Jan. 28, 2012
Comprehensive Income
Schedule of accumulated other comprehensive income, net of tax

Foreign Currency Translation and Other
(in millions)
Balance at January 28, 2012	$6
Foreign currency translation adjustment	—
Balance at October 27, 2012	$6

	Foreign Currency Translation & Other	Foreign Currency Derivative	Total
	(In millions)
Balance at January 31, 2009	$1	$4	$5
Foreign currency translation adjustment	5	-	5
Reclassification of hedge instruments to earnings	-	(4)	(4)
Balance at January 30, 2010	6	-	6
Foreign currency translation adjustment	1	-	1
Balance at January 29, 2011	7	-	7
Foreign currency translation adjustment	(1)	-	(1)
Balance at January 28, 2012	$6	$-	$6